Fair Value Measurements (Details Narrative) (fuboTV Inc. Pre-Merger) (10-K) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Change in fair value of derivative liability					$ (823)		$ 890		$ (526)	$ 1,018
Fubo TV Pre-Merger [Member]
Issued and sold principal amount of convertible notes	$ 16,150	$ 16,150	$ 3,050	$ 3,050							$ 16,150	$ 3,050
Repayment of notes	$ 5,000					$ 1,250		$ 5,000			5,000
Issuance of convertible notes derivatives											2,120	574
Change in fair value of derivative liability												(4,697)
Fubo TV Pre-Merger [Member] | Fair Value, Inputs, Level 3 [Member]
Issuance of convertible notes derivatives						$ 2,120		2,120			2,120	574
Change in fair value of derivative liability												$ 1,074